Fair Value (Losses (Gains) Recorded as a Result of Nonrecurring Changes in Fair Value) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	¥ 27,405	¥ 32,380
Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	413	1,714
Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	19,612	24,557
Loans [Member] | Loans Held for Sale [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	23	6
Loans [Member] | Collateral Dependent Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	19,589	24,551
Premises and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	5,735	902
Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	213	108
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	1,432	5,099
Other Assets [Member] | Investments in Equity Method Investees [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	676	43
Other Assets [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	¥ 756	¥ 5,056